ACCOUNTS RECEIVABLE, NET (Schedule of Accounts Receivable, Net) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ACCOUNTS RECEIVABLE, NET [Abstract]
Billed receivable	$ 61,760	$ 54,525
Unbilled receivable	44,071	41,586
Accounts receivable, gross	105,831	96,111
Less: Allowance for doubtful accounts	(4,609)	(3,288)	(17,646)	(14,843)
Accounts receivable, net	$ 101,222	$ 92,823